INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Components of inventory

Inventories consisted of the following (dollars in millions):

	December 31,
	2012	2011
Raw materials and supplies	$484	$374
Work in progress	98	92
Finished goods	1,311	1,162

Total	1,893	1,628
LIFO reserves	(74)	(89)

Net	$1,819	$1,539